CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement Of Comprehensive Income Abstract
Loss for the year	$ (37,376)	$ (31,789)	$ (24,018)
Items that will be reclassified subsequently to profit or loss
Foreign exchange translation differences	(316)	245	69
Other comprehensive (loss)/profit	(316)	245	69
Total Comprehensive Loss (all attributable to owners of the parent)	$ (37,692)	$ (31,544)	$ (23,949)